Segment and Geographic Information - Operating Segment Results (Details) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Sep. 30, 2016 USD ($) segment	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)
Segment information
Number of reportable segments | segment										2		2
Net Revenue	$ 156,241	$ 151,463	$ 136,936	$ 133,306	$ 119,638	$ 122,765	$ 126,622	$ 108,294	$ 83,691	$ 457,250	$ 389,880	$ 541,343	$ 441,372
Operating Income	24,155	$ 34,916	4,128	$ 33,773	$ 23,707	$ (47,680)	$ 33,128	$ 27,726	$ 17,023	92,331	61,608	96,524	30,197
Healthcare
Segment information
Net Revenue	138,470		119,127							403,643	336,683	467,044	359,842
Operating Income	22,544		4,288							85,879	55,812	84,240	23,713
Global Retail and Other
Segment information
Net Revenue	17,771		17,809							53,607	53,197	74,299	81,530
Operating Income	$ 1,611		$ (160)							$ 6,452	$ 5,796	$ 12,284	$ 6,484